Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
7.	Debt
The following table sets forth our outstanding short-term and long-term debt:

	Book Value December 31,		Fair Value December 31,
	2020	2019	2020	2019
Loan with HSBC Mexico, S.A. principal amount 100,000,000 Mexican Pesos	5,026	—	5,026	—
Loan with Bank Sabadell Mexico S.A. principal amount 83,831,941 Mexican Pesos	3,833	—	3,833	—
Loan with Bank Sabadell Mexico S.A. principal amount 20,000,000 Mexican Pesos	1,005	—	1,005	—
Loan with Banco de Crédito e Inversiones principal amount 500,000,000 Chilean Pesos	699	—	694	—

Long-term debt, including current maturities	$10,563	—	$10,558	—

Less current maturities of long-term debt	196	—	196	—

Long-term debt, excluding current maturities	$10,367	—	$10,362	—

Short-term debt, including current maturities of long-term debt	8,949	19,209	8,949	19,209

Total short-term and long-term debt	$19,316	19,209	$19,311	19,209

The changes in the balance of the total debt as of December 31, 2020 and December 31, 2019 consist of the following:

	As of December 31, 2020	As of December 31, 2019
Balance, beginning of year	$19,209	$31,162
Acquisitions	9,335	—
Borrowings obtained	640	—
Payment of borrowings	(375)	—
Accrued interest	196	—
Interest paid	(195)	—
Foreign currency translation adjustment	962	—
Short-term loans, net	(10,456)	(11,953)

Balance, end of year	$19,316	$19,209

The following table shows the details of the long-term debt outstanding as of December 31, 2020:

Loan	Issuance date	Maturity date	Currency	Principal amount in original currency	Principal amount in U.S. dollars	Interest rate	Interest payment
HSBC Mexico, S.A.	February 2020	March 2023	Mexican Pesos	100,000,000	5,100	TIIE (1) +3.25%	Monthly
Bank Sabadell Mexico S.A.	January 2020	March 2023	Mexican Pesos	83,831,941	4,433	TIIE (1) +2.5%	Monthly
Bank Sabadell Mexico S.A.	January 2020	January 2022	Mexican Pesos	20,000,000	1,058	TIIE (1) +3.2%	Monthly
Banco de Crédito e Inversiones	June 2020	May 2024	Chilean Pesos	500,000,000	640	3.50	Monthly

(1)
TIIE represents an interbank interest rate in Mexico. As of December 31, 2020, interest rates for HSBC Mexico, S.A. loan, Bank Sabadell I loan and Bank Sabadell II loan were 7.5%, 6.75% and 7.45%, respectively.

The weighted average interest rate on short-term borrowings outstanding as of December 31, 2020 and 2019 was 3.4% and 4.3%, respectively.